Selling and Administrative Expenses - Details of Selling and Administrative Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [Line Items]
Expenses related to defined benefit plans	₩ 179,880	₩ 198,241	₩ 220,962
Shipping costs	240,288	249,820	224,742
Fees and commissions	722,134	692,125	638,732
Taxes and dues	123,210	91,806	74,506
Advertising	112,400	236,440	67,636
Warranty expenses	234,928	251,131	166,691
Travel	104,009	92,976	73,807
Others	757,673	919,051	927,218
Selling, general and administrative expenses	1,772,276	1,690,505	1,305,393
Selling general and administrative expenses [member]
Statement of comprehensive income [Line Items]
Salaries	500,610	327,288	276,824
Expenses related to defined benefit plans	30,724	27,401	28,999
Other employee benefits	90,348	94,740	89,717
Shipping costs	200,434	214,866	191,442
Fees and commissions	221,050	197,070	192,786
Depreciation	174,575	138,711	129,225
Taxes and dues	65,621	46,317	30,523
Advertising	112,400	236,440	67,636
Warranty expenses	234,928	251,131	166,691
Rent	26,691	26,711	25,840
Insurance	11,584	12,459	11,561
Travel	24,659	27,879	23,343
Training	13,309	16,311	14,464
Others	₩ 65,343	₩ 73,181	₩ 56,342